Financial and Derivative Instruments - Fair Value of Derivatives Not Designated as Hedging Instruments (Details) - USD ($) $ in Millions	Dec. 31, 2023	Dec. 31, 2022
Derivatives, Fair Value [Line Items]
Total assets at fair value	$ 159	$ 184
Total liabilities at fair value	262	58
Commodity | Accounts and notes receivable
Derivatives, Fair Value [Line Items]
Total assets at fair value	151	175
Commodity | Long-term receivables, net
Derivatives, Fair Value [Line Items]
Total assets at fair value	8	9
Commodity | Accounts payable
Derivatives, Fair Value [Line Items]
Total liabilities at fair value	216	46
Commodity | Deferred credits and other noncurrent obligations
Derivatives, Fair Value [Line Items]
Total liabilities at fair value	$ 46	$ 12